Intangable Assets, Net (Details) - Schedule of future minimum amortization expenses of intangible assets - Intangible Assets [Member]	Dec. 31, 2021 USD ($)
Intangable Assets, Net (Details) - Schedule of future minimum amortization expenses of intangible assets [Line Items]
2022	$ 14,985,735
2023	14,985,735
2024	14,985,735
2025	14,985,735
2026	14,985,735
Thereafter	27,956,342
Total	$ 102,885,017